SUBSEQUENT EVENTS (Details Narrative) - Flyhomes Inc [Member] - USD ($) $ in Thousands	Jul. 01, 2025	Jun. 30, 2025
Subsequent Event [Line Items]
Equity investment		$ 2,250
Subsequent Event [Member]
Subsequent Event [Line Items]
Equity investment	$ 3,250